Debt (Tables)	12 Months Ended
Mar. 31, 2025
Debt Instrument [Line Items]
Debt, Excluding Film Related and Other Obligations
Total debt of the Company, excluding film related obligations, was as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Intercompany Revolver (1)	$81.6	$—
Intercompany Note:
LGTV Revolver (2)	—	575.0
LGTV Term Loan A (2)	314.4	399.3
LGTV Term Loan B (2)	—	819.2
eOne IP Credit Facility	323.0	—
LG IP Credit Facility	978.8	—

Total corporate debt	1,697.8	1,793.5
Unamortized debt issuance costs	(24.8)	(10.2)

Total debt, net	1,673.0	1,783.3
Less current portion	(215.6)	(860.3)

Non-current portion of debt	$1,457.4	$923.0

(1)
In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Intercompany Revolver were repaid in full. See
 Starz Separation
 below and Note 22 for further information.

(2)
As of March 31, 2024, amounts reflect the balances outstanding under Old Lionsgate’s Credit Agreement (including the revolving credit facility, term loan A and term loan B, together referred to as the “Old Lionsgate Senior Credit Facilities”) prior to the Company’s entry into the Intercompany Note with LGCH described below. In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Intercompany Note were repaid in full. See
 Starz Separation
 below and Note 22 for further information.

Summary of Future Annual Contractual Principal Payment Commitments of Debt	The cash flows generated from the exploitation of the rights will be applied to repay the Film Library Facility subject to cumulative minimum guaranteed payment amounts as set forth below:

Cumulative Period From September 29, 2022 Through:	Cumulative Minimum Guaranteed Payment Amounts	Payment Due Date
	(in millions)
September 30, 2025	$91.1	November 14, 2025
September 30, 2026	$121.4	November 14, 2026
July 30, 2027	$161.9	July 30, 2027

Gain (Loss) on Extinguishment of Debt
During the fiscal years ended March 31, 2025, 2024, and 2023, the Company recorded a loss on extinguishment of debt related to the transactions described above as summarized in the table below.

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Loss on Extinguishment of Debt:
Term Loan A and Term Loan B repayment (1)	$(1.8)	$—	$(1.3)
Production loan prepayment (2)	—	(1.3)	—

	$(1.8)	$(1.3)	$(1.3)

(1)	See LGTV Term Loan A and LGTV Term Loan B Prepayment above.
(2)	Represents issuance costs written off in connection with the early prepayment of certain production loans (see Note 9).

LIONS GATE ENTERTAINMENT CORP. [Member]
Debt Instrument [Line Items]
Debt, Excluding Film Related and Other Obligations
Total debt of the Company, excluding film related obligations, was as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Corporate debt:
Revolving Credit Facility (1)	$—	$575.0
Term Loan A (1)	314.4	399.3
Term Loan B	—	819.2
5.5% Senior Notes and Exchange Notes (2)	715.0	715.0
eOne IP Credit Facility	323.0	—
LG IP Credit Facility	978.8	—

Total corporate debt	2,331.2	2,508.5
Unamortized debt issuance costs	(40.0)	(28.5)

Total debt, net	2,291.2	2,480.0
Less current portion	(134.0)	(860.3)

Non-current portion of debt	$2,157.2	$1,619.7

(1)
In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Revolving Credit Facility and Term Loan A were repaid in full. See
 Starz Separation
 below and Note 21 for further information.

(2)
In connection with the Starz Separation, a wholly owned subsidiary of Lionsgate assumed the Exchange Notes and the initial issuer was released and discharged from all obligations thereunder. See
 Starz Separation
 below and Note 21 for further information.

Summary of Future Annual Contractual Principal Payment Commitments of Debt
The following table sets forth future annual contractual principal payment commitments of debt as of March 31, 2025:

	Maturity Date	Year Ending March 31,
Debt Type		2026	2027	2028	2029	2030	Thereafter	Total
		(Amounts in millions)
Revolving Credit Facility (1)	April 2026	$—	$—	$—	$—	$—	$—	$—
Term Loan A (1)	April 2026	—	314.4	—	—	—	—	314.4
5.5% Senior Notes and Exchange Notes	April 2029	—	—	—	—	715.0	—	715.0
eOne IP Credit Facility	July 2029	34.0	34.0	34.0	34.0	187.0	—	323.0
LG IP Credit Facility	September 2029	100.0	100.0	100.0	100.0	578.8	—	978.8

		$134.0	$448.4	$134.0	$134.0	$1,480.8	$—	2,331.2

Less aggregate unamortized debt issuance costs								(40.0)

								$2,291.2

(1)
In connection with the Starz Separation, all outstanding obligations in respect of principal, interest and fees under the Revolving Credit Facility and Term Loan A were repaid in full. See
 Starz Separation
 below and Note 21 for further information.

(2)
In connection with the Starz Separation, a wholly owned subsidiary of Lionsgate assumed the Exchange Notes and the initial issuer was released and discharged from all obligations thereunder. See
 Starz Separation
 below and Note 21 for further information.